Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of inventories [text block] [Abstract]
Schedule of current inventory and non-current inventory
	December 31,
	2021	2020
Finished goods	$2,772,167	$2,302,443
Work-in-process	355,830	96,174
Billets	2,255,933	2,232,736
Raw materials and supplies	5,092,292	2,817,090
Materials, spare parts and rollers	1,271,891	1,233,282
Materials in-transit	0	391,874
	$11,748,113	$9,073,599

	December 31,
	2021	2020
Coke	$1,303,975	$952,690
Spare parts	62,092	72,139
Rollers	162,263	185,498
Finished goods	353,095	353,095
	1,881,425	1,563,422
Less, valuation allowance at the lower of cost or net realizable value.	(353,095)	(353,095)
	$1,528,330	$1,210,327